FAIR VALUE MEASUREMENT (Details) - EBP 002 - USD ($)	Apr. 30, 2026	Apr. 30, 2025
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments at Fair Value	$ 327,985,409	$ 259,254,398
Total | Daktronics, Inc. common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments at Fair Value	32,342,011	22,219,583
Total | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments at Fair Value	208,283,279	209,158,254
Total | Pooled Separate Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments at Fair Value	76,601,651
Level 1 | Daktronics, Inc. common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments at Fair Value	32,342,011	22,219,583
Level 1 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments at Fair Value	208,283,279	209,158,254
Level 1 | Pooled Separate Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments at Fair Value	76,601,651
Level 2 | Daktronics, Inc. common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments at Fair Value	0	0
Level 2 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments at Fair Value	0	0
Level 2 | Pooled Separate Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments at Fair Value	0
Level 3 | Daktronics, Inc. common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments at Fair Value	0	0
Level 3 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments at Fair Value	0	0
Level 3 | Pooled Separate Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments at Fair Value	0
NAV | Common collective trusts | Principal Stable Value Z Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments at Fair Value	$ 10,758,468	10,304,183
NAV | Common collective trusts | Principal/Blackrock S&P 500 Index CIT N Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments at Fair Value		$ 17,572,378